Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Statements of Operations and Comprehensive Income - Bright Scholar Education Holdings Limited [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Other operating income	¥ 3,276	$ 507	¥ 2,147	¥ 1,670
Selling, general and administrative expenses	(10,768)	(1,667)	2,805	(58,025)
Other expenses			(26)	(60,612)
Interest income/(expense), net	(56,635)	(8,766)	8,792	17,482
Investment income	3,936	609	1,617	7,373
Equity in earnings of subsidiaries and VIEs	7,386	1,143	145,670	333,211
Net income	(52,805)	(8,174)	161,005	241,099
Other comprehensive income/(loss)	(17,047)	(2,639)	106,416	3,185
Comprehensive income/(loss)	¥ (69,852)	$ (10,813)	¥ 267,421	¥ 244,284